Document and Entity Information	Sep. 04, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000005513
Document Type	8-K
Document Period End Date	Sep. 04, 2019
Entity Registrant Name	UNUM GROUP
Entity Incorporation State Country Code	DE
Entity File Number	001-11294
Entity Tax Identification Number	62-1598430
Entity Address, Address Line One	1 Fountain Square
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37402
City Area Code	(423)
Local Phone Number	294-1011
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.10 par value
Trading Symbol	UNM
Security Exchange Name	NYSE
Junior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.250% Junior Subordinated Notes due 2058
Trading Symbol	UNMA
Security Exchange Name	NYSE